Operating costs and other operating income - Summary of research and development expenditure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating costs and other operating income
Personnel costs	€ (95,788)	€ (115,484)	€ (128,402)
Subcontracting	(82,997)	(61,192)	(126,881)
Disposables and lab fees and premises costs	(18,083)	(19,529)	(22,933)
Depreciation	(22,254)	(51,493)	(15,709)
Professional fees	(9,272)	(9,316)	(12,234)
Other operating expenses	(12,900)	(12,783)	(14,344)
Total R&D expenses	€ (241,294)	€ (269,797)	€ (320,503)